CONSOLIDATED STATEMENTS OF CASH FLOWS - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from / (used in) operating activities
Receipts from customers	$ 204,768	$ 758,452	$ 964,520
Payments to suppliers and employees	(6,575,163)	(6,757,243)	(8,077,083)
R&D tax incentive and other grants received	297,213	362,258	260,159
Net cash flows from/(used in) operating activities	(6,073,182)	(5,636,533)	(6,852,404)
Cash flows (used in)/ from investing activities
Proceeds from the sale of plant and equipment			52,650
Purchases of plant and equipment	(50,309)	(2,385)	(234,799)
Interest received	25,849	15,218	38,765
Payments for investments in related parties	(500,000)
Net cash flows (used in)/ from investing activities	(524,460)	12,833	(143,384)
Cash flows (used in)/ from financing activities
Proceeds from the issue of shares	3,557,509		8,049,369
Equity transaction costs	(431,347)	(9,963)	(1,234,430)
Facility fee rebate			295,110
Net cash flows (used in)/ from financing activities	3,126,162	(9,963)	7,110,049
Net (decrease)/ increase in cash and cash equivalents	(3,471,480)	(5,633,663)	114,261
Cash and cash equivalents at beginning of year	5,487,035	10,988,255
Net foreign exchange difference	116,186	132,443	(305,693)
Cash and cash equivalents at end of year	$ 2,131,741	$ 5,487,035	$ 10,988,255